Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance account for plugging of wells
Balance at the beginning of the year	$ 115,514,750	$ 61,117,106	$ 66,699,388
Increase (decrease) capitalized in fixed assets	17,374,573	34,738,841	(920,616)
Unwinding of discount against income	7,816,800	9,126,600	4,638,600
Unrealized foreign exchange loss (gains)	(13,109,300)	12,013,300	(8,475,320)
Amount used	(988,465)	(1,481,097)	(824,946)
Balance at the end of the year	126,608,358	115,514,750	61,117,106
Allowance account for trials in progress
Balance at the beginning of the year	13,186,811	12,436,092	10,533,137
Additions against expenses	18,482,359	6,680,867	6,684,626
Provision cancellation	(17,939,697)	(6,115,426)	(4,901,474)
Amount used	(304,870)	185,278	119,803
Balance at the end of the year	13,424,603	13,186,811	12,436,092
Allowance costs for environmental costs
Balance at the beginning of the year	9,134,000	9,757,356	11,914,160
Additions against expenses	4,592,195	1,654,921	487,036
Cancellation against expenses	(804,115)	(2,128,943)	(2,613,047)
Amount used	(138,359)	(149,334)	(30,793)
Balance at the end of the year	$ 12,783,721	$ 9,134,000	$ 9,757,356